Transfers of Financial Assets - Summary of Securities Lending (Detail) - Securities lending [member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Carrying amount of transferred financial assets	€ 4,987	€ 4,262
Fair value of cash collateral received	3,277	3,633
Fair value of non-cashcollateral received	1,847	1,077
Net exposure	(138)	(448)
Non-cash collateral that can be sold or repledged in the absence of default	1,550	991
Non-cash collateral that has been sold or transferred	€ 0	€ 0